Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	1
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued (in shares)	31,534,819	13,050,000